CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	December 31,	June 30,
	2024	2025	2025
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Cash and cash equivalents
- Cash on hand	1	1	—
- Cash at bank	3,081	726	101

Total	3,082	727	101

Schedule of cash and cash equivalents denominated in different currencies

	December 31,	June 30,
	2024	2025	2025
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

CNY	1,469	556	78
US$	1,366	39	5
HK$	247	132	18

Total	3,082	727	101